Quarterly Financial Information (Unaudited) (Details) - Schedule of unaudited condensed balance sheet - USD ($)	Dec. 31, 2020	Sep. 30, 2020
As Previously Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total assets	$ 346,421,401	$ 346,471,407
Total current liabilities	126,220	132,667
Deferred underwriting commissions	12,075,000	12,075,000
Derivative warrant liabilities
Total liabilities	12,201,220	12,207,667
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption shareholders’ equity	329,220,171	329,263,730
Preference shares – $0.0001 par value
Class A ordinary shares – $0.0001 par value	161	157
Class B ordinary shares – $0.0001 par value	863	863
Additional paid-in-capital	5,160,164	5,116,609
Accumulated deficit	(161,178)	(117,619)
Total shareholders’ equity	5,000,010	5,000,010
Total liabilities and shareholders’ equity	346,421,401	346,471,407
Restatement Adjustment [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total assets
Total current liabilities
Deferred underwriting commissions
Derivative warrant liabilities		22,388,000
Total liabilities	29,415,500	22,388,000
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption shareholders’ equity	(29,415,491)	(22,388,000)
Preference shares – $0.0001 par value
Class A ordinary shares – $0.0001 par value	291	224
Class B ordinary shares – $0.0001 par value
Additional paid-in-capital	9,301,230	2,273,806
Accumulated deficit	(9,301,230)	(2,274,030)
Total shareholders’ equity	(9)
Total liabilities and shareholders’ equity
As Restated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total assets	346,421,401	346,471,407
Total current liabilities	126,220	132,667
Deferred underwriting commissions	12,075,000	12,075,000
Derivative warrant liabilities		22,388,000
Total liabilities	41,616,720	34,595,667
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption shareholders’ equity	299,804,680	306,875,730
Preference shares – $0.0001 par value
Class A ordinary shares – $0.0001 par value	452	381
Class B ordinary shares – $0.0001 par value	863	863
Additional paid-in-capital	14,461,394	7,390,415
Accumulated deficit	(9,462,708)	(2,391,649)
Total shareholders’ equity	5,000,001	5,000,010
Total liabilities and shareholders’ equity	$ 346,421,401	$ 346,471,407